COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10 - COMMITMENTS AND CONTINGENCIES

Employee employment contracts

The Company, from time to time, enters into employment contracts with its healthcare providers. These contracts are generally for a three (3) year term; may be terminated for “Cause,” as defined therein; include customary provisions for restrictive covenants; and provide for compensation that is derived from the revenue generated by work performed by the healthcare providers.

Litigations, Claims and Assessments

From time to time, we may become involved in lawsuits and legal proceedings which arise in the ordinary course of business including potential disputes with patients. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business.

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

Although we currently maintain liability insurance coverage intended to cover professional liability and certain other claims, we cannot assure that our insurance coverage will be adequate to cover liabilities arising out of claims asserted against us in the future where the outcomes of such claims are unfavorable to us. Liabilities in excess of our insurance coverage, including coverage for professional liability and certain other claims, could have a material adverse effect on our business, financial condition, and results of operations.

Estimates of reasonably possible additional losses, both for each individual matter described below and, in the aggregate, are not material to our consolidated financial position, results of operations or cash flows.

On May 31, 2018, the Company entered into a lease agreement for the use of equipment with 60 monthly payments of $2,112 payable through April 2023 with an effective interest rate of 5.00% per annum. The Company failed to make all payments as required under the lease agreement which resulted in the lender filing a complaint in the County Court of Brevard County, Florida (“Brevard Court”). In June 2023 the Brevard Court issued an order to the Company to return the equipment. The lender subsequently liquidated the equipment from which the proceeds were netted against the total claim. On January 25, 2024, the Brevard Court granted a $19,473 judgement in favor of the lessor of an equipment lease. In March 2024, the Company and the creditor have negotiated a revised settlement amount of $9,000.

On September 20, 2021, GMR Melbourne, LLC (“GMR”) filed a complaint in The Eighteenth Judicial Circuit Court in Brevard County, Florda for breach of contract as it relates to a facilities Lease Agreement entered into in March 2017, claiming the Company defaulted on the lease payments totaling $1,455,095. During October 2021, the Company, through The Eighteenth Judicial Circuit Court in Brevard County, Florda, received an order approving joint stipulation for alternative resolution to the Company’s real estate lease in Melbourne, Florida. The order terminated the Company’s use of floors three and four of the building immediately, while terminating its right to possession and use of floors three and five at December 31, 2021. The order also replaced the existing lease payment schedule with a series of eight payments to be completed by February 15, 2022. Upon receipt of the order, the Company recorded a liability and lease settlement expense for the amount of the order, or $1,443,498. As of December 31, 2023, the Company has paid approximately $200,000 of this obligation and has an open accounts payable liability remaining of approximately $1,200,000. The Company is working to reach a settlement with the landlord.

On May 11, 2023, Coastal Neurology, Inc. (“Coastal”) filed a complaint in The Circuit Court of the Seventh Judicial Circuit in and for Volusia County, Florida, for breach of contract as it relates to an Escrow Agreement and a failure to pay Coastal $100,000, seeking damages, costs, and interest. The Company asserts that no funds were required to be deposited under the escrow agreement, and that the escrow agreement is not valid and enforceable under Florida law.

At December 7, 2023, the Company received correspondence from attorneys retained by CBL & Associates Properties, Inc. (“CBL”) as it relates to the collection of remaining lease payments plus collection costs on a care facility Lease Agreement where the Company vacated the premises on August 24, 2022, and defaulted on the remaining lease payments totalling $66,999. The total amount being sought by the collection attorney including collection costs is $84,051 which is accrued by the company The Company is working to reach a settlement with CBL.

On May 31, 2023, MBABJB Holdings Family Limited Partnership (“MBAB”) filed a complaint in The Circuit Court of the Eighteenth Judicial Circuit in and for Brevard County, Florida for breach of contract as it relates to a facilities Lease Agreement entered into on January 4, 2017, claiming the Company defaulted on the lease payments totaling $87,350. On August 24, 2023, the plaintiffs filed a motion for a summary judgment to Default. At December 12, 2023, the Plaintiff’s motion was granted for the sum of $102,884 including attorney fees and costs which is accrued by the company.

On June 15, 2020, Ackerman, LLP was engaged by the Company to represent the Company in its bankruptcy filing and proceedings. Ackerman was awarded fees by the court totaling $548,000, inclusive of a payment plan. The Company defaulted on the payment plan obligation and as a result, Ackerman filed a motion for summary judgment for the unpaid fees. The motion was granted by the court. The Company was able to partially satisfy the judgment, however, $203,115 of these legal fees remain unpaid.

The Company is named as a defendant in several employment related matters primarily resulting from unpaid wages following restructuring related staff reductions and terminations, the majority of the cases have been settled and paid directly or through DOL minimum wage collection and distribution to hourly employees.

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023